Risk Management and Report - Schedule of Credit Risk Exposure Per Balance Sheet Item, Including Derivatives, Detailed by Both Geographic Region and Industry Sector (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Cash and deposits in banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		$ 2,590,986		$ 2,699,076
Cash and deposits in banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,347,525		1,036,476
Cash and deposits in banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,243,461		1,662,600
Cash and deposits in banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and deposits in banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,590,986		2,699,076
Cash and deposits in banks [Member] | Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,256,651		1,928,373
Cash and deposits in banks [Member] | United States [Member]
Credit Risk Exposure [Line Items]
Financial Assets		279,035		652,953
Cash and deposits in banks [Member] | England [Member]
Credit Risk Exposure [Line Items]
Financial Assets		7,971		20,508
Cash and deposits in banks [Member] | Brazil [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8		8
Cash and deposits in banks [Member] | Others Currency [Member]
Credit Risk Exposure [Line Items]
Financial Assets		47,321		97,234
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,870,640		2,303,353
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,750,813		2,172,704
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		17,914		6,142
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		10,182		22,249
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,297		200
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets		18,005		16,341
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		5,899		30,120
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		49		2,071
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets		42,530		38,718
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8,329		8,396
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		15,614		6,412
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,870,640		2,303,353
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,121,702		1,714,381
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,388,127		1,217,317
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		456,221		278,140
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		277,354		218,924
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,121,702		1,714,381
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		402,259		411,689
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		402,259		411,689
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		402,259		411,689
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		906,988		1,093,057
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,075,683		1,713,405
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		401,457		411,090
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		127,877		61,643
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		46,019		976
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		802		599
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		648,457		949,232
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		187,318		199,421
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		378,983	[1]	227,670	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		337,437		199,429
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		13,248		3,890
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		6,864		13,094
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,297		200
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets		586		2,394
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,437		5,024
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets				315
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8,506		1,183
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets		5,667		638
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,941		1,503
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		378,983		227,670
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		220,871	[1]	161,046	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		9,347	[1]	4,215	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		73,114	[1]	30,380	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets			[1]		[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		75,651	[1]	32,029	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,488,810	[3]	2,070,481	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,412,893		1,972,003
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,596		1,079
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,106		7,970
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets		17,419		13,947
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		4,405		23,613
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		33		1,756
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets		34,024		37,459
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,654		7,758
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		11,672		4,896
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,488,810		2,070,481
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		683,270	[3]	927,824	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		118,530	[3]	57,428	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		575,343	[3]	917,837	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets			[3]		[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		111,667	[3]	167,392	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		332		4,949
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		58		1,182
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		204		1,036
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		13		1,159
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		57		1,483
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets				76
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets				13
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		332		4,949
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		332		3,937
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets				1,012
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,515		253
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		425		90
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,866		137
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		199		26
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		16
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,515		253
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,515		250
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets				3
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,798,329		1,495,457
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,388,127		1,217,317
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		410,202		278,140
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,798,329		1,495,457
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,798,329		1,495,457
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		277,354		217,948
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		277,354		217,948
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		277,354		217,948
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		277,354		217,948
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		46,019		976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		46,019
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets				976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		46,019		976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		46,019		976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		400,222		408,121
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		400,222		408,121
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		400,222		408,121
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		400,222		408,121
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		619		1,039
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		619		1,039
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		619		1,039
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		619		1,039
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,418		2,529
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,418		2,529
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,418		2,529
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		616		1,930
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		802		599
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,548,971		2,088,345
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,174,306		660,777
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,290,058		1,394,496
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		6,658		5,202
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets		11,727		11,315
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		38,011		11,503
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets				5,052
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		28,211
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,548,971		2,088,345
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		11,232		9,492
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		11,232		9,492
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		11,232		9,492
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets		29,714		73,959
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		29,714		73,959
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		29,714		73,959
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		3,513,232		2,036,407
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8,744		7,277
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		35,739		51,938
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets		7,130		28,599
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets		22,584		40,794
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,488		2,215
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets				4,566
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets		29,714		73,959
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		29,714		73,959
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		29,714		73,959
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets		7,130		28,599
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets		22,584		40,794
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets				4,566
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,174,306		660,777
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,174,306		660,777
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,174,306		660,777
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		1,174,306		660,777
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,338,926		1,375,630
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,254,319		1,342,558
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		6,658		5,202
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets		11,727		11,315
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		38,011		11,503
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets				5,052
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		28,211
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,338,926		1,375,630
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,338,926		1,375,630
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		35,739		51,938
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		35,739		51,938
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		35,739		51,938
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		35,739		51,938
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8,744		7,277
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8,744		7,277
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8,744		7,277
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		8,744		7,277
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,488		2,215
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,488		2,215
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,488		2,215
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,488		2,215
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		399,792		667,703
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		399,792		667,703
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		399,792		667,703
Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		39,254,314		38,936,296
Financial assets at amortized cost [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | Chile [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets				300,042
Financial assets at amortized cost [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		39,214,463		38,816,426
Financial assets at amortized cost [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | United States [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		5,024
Financial assets at amortized cost [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | England [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Brazil [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		204,397		269,191
Financial assets at amortized cost [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Others Currency [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		190,371		98,470
Financial assets at amortized cost [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		39,851		119,870
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets		460,956		944,109
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by resale agreements [Member]
Credit Risk Exposure [Line Items]
Financial Assets		100,643		87,291
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets					[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]	98,266		82,505
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets	[5]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		2,377	[5]	4,786	[1]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets			[5]		[1]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		100,643	[5]	87,291	[1]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets		100,643		87,291
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | United States [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | England [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Brazil [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Others Currency [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Chile [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | United States [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | England [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Brazil [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Others Currency [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets				300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets				300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets				300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | Chile [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets				300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | United States [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | England [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Brazil [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Others Currency [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		399,792	[6]	367,661	[7]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets		399,792		367,661
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets		399,792		367,661
Financial assets at amortized cost [Member] | Foreign banks [Member] | Chile [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets			[6]		[7]
Financial assets at amortized cost [Member] | Foreign banks [Member] | United States [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		5,024	[6]		[7]
Financial assets at amortized cost [Member] | Foreign banks [Member] | England [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets			[6]		[7]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Brazil [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		204,397	[6]	269,191	[7]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Others Currency [Member] | Loans to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		190,371	[6]	98,470	[7]
Financial assets at amortized cost [Member] | Commercial loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		19,549,547		20,147,980
Financial assets at amortized cost [Member] | Commercial loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		19,509,696		20,028,110
Financial assets at amortized cost [Member] | Commercial loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		39,851		119,870
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		13,934,469		13,233,327
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		13,934,469		13,233,327
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		5,770,298		5,554,989
Financial assets at amortized cost [Member] | Consumer loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets		5,770,298		5,554,989
Financial assets at amortized cost [Member] | Consumer loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets

[1]	Others includes France of Ch$70,734 million, Switzerland of Ch$4,917million.
[2]	Others includes France of Ch$28,892 million, Spain of Ch$2,313 million, Switzerland of Ch$765 million and Belgium of Ch$59 million.
[3]	Others includes France of Ch$38,116 million, Spain of Ch$26,711 million and Canada of Ch$46,840 million.
[4]	Others includes France of Ch$43,194 million, Spain of Ch$31,437 million and Canada of Ch$92,761 million.
[5]	Economic activity of Loans and accounts receivable from customers disclosed in Note No. 11 e).
[6]	Others includes China of Ch$122,586 million, South Korea of Ch$6,794, Peru of Ch$473 million, Netherlands of Ch$36,303 million, Singapore of Ch$21,658 million and India of Ch$2,557 million.
[7]	Others includes China of Ch$32,260 million, Netherlands of Ch$26,931 million, Switzerland of Ch$24,665 million and Singapore of Ch$14,614 million.